Share-based payments - RSUs issued and outstanding (Details) - Restricted share units - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based payments
Weighted average remaining contractual life (years)	1 year 10 months 28 days
Number of awards outstanding	4,852,299	3,544,887	2,312,963
Number of RSUs vested exercisable	2,201,465
July 31, 2025
Share-based payments
Weighted average remaining contractual life (years)	6 months 29 days
Number of awards outstanding	1,496,335
Number of RSUs vested exercisable	1,363,001
October 31, 2025
Share-based payments
Weighted average remaining contractual life (years)	9 months 29 days
Number of awards outstanding	34,214
Number of RSUs vested exercisable	34,214
July 10, 2027
Share-based payments
Weighted average remaining contractual life (years)	2 years 6 months 7 days
Number of awards outstanding	3,321,750
Number of RSUs vested exercisable	804,250